EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2022
Events After The Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD	EVENTS AFTER THE REPORTING PERIODIn January 2023, the Group paid deferred consideration for Roto Sports. of $2,500. See Note 5 for a complete discussion of this acquisition.